Income Taxes - Schedule of Effective Tax Rate and the Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Effective Tax Rate and the Statutory Income Tax Rate [Abstract]
Loss before provision for income taxes	¥ (80,478)	$ (11,449)	¥ (56,362)
Income tax benefit computed at an applicable tax rate of 25%	(20,120)	(2,862)	(14,091)
The effect of different tax rate	302	43	659
Change in valuation allowance	23,399	3,328	13,432
Income tax expense	¥ 3,581	$ 509		¥ 2,613